UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2020

Tanaka Growth Fund

AMAZON

Ticker Symbol:AMZN	Cusip Number:023135106
Record Date: 4/2/2020	Meeting Date: 5/27/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the ten directors named in the Proxy Statement to serve until the next Annual Meeting of Shareholders or until their respective successors are elected and qualified	For	Issuer	For	With
10	Shareholder proposal requesting an alternative report on gender/racial pay	Against	Stockholder	Against	With
11	Shareholder proposal requesting a report on certain community impacts	Against	Stockholder	Against	With
12	Shareholder proposal requesting a report on viewpoint discrimination	Against	Stockholder	Against	With
13	Shareholder proposal requesting a report on promotion data	Against	Stockholder	Against	With
14	Shareholder proposal requesting an additional reduction in threshold for calling special shareholder meetings	Against	Stockholder	Against	With
15	Shareholder proposal requesting a specific supply chain report format	Against	Stockholder	Against	With
16	Shareholder proposal requesting additional reporting on lobbying	Against	Stockholder	Against	With
2	To ratify the appointment of Ernst & Young LLP as our independent auditors for the fiscal year ending December 31, 2020	For	Issuer	For	With
3	To conduct an advisory vote to approve our executive compensation	For	Issuer	For	With
4	To approve an amendment to our Restated Certificate of Incorporation to lower the stock ownership threshold from 30% to 25% for shareholders to request a special meeting	For	Issuer	For	With
5	Shareholder proposal requesting a report on effects of food waste	Against	Stockholder	Against	With
6	Shareholder proposal requesting a report on customer use of certain technologies	Against	Stockholder	Against	With
7	Shareholder proposal requesting a report on potential customer misuse of certain technologies	Against	Stockholder	Against	With
8	Shareholder proposal requesting a report on efforts to restrict certain products	Against	Stockholder	Against	With
9	Shareholder proposal requesting a mandatory independent board chair policy	Against	Stockholder	Against	With

AMYRIS, INC.

Ticker Symbol:AMRS	Cusip Number:03236M200
Record Date: 4/3/2020	Meeting Date: 5/29/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the four Class I directors nominated by our Board of Directors and named herein to serve on the Board for a three-year term	For	Issuer	For	With
2	To ratify the appointment of Macias Gini & O'Connell LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2020	For	Issuer	For	With
3	To approve, on a non-binding advisory basis, the compensation of our named executive officers	For	Issuer	For	With
4	To approve our 2020 Equity Incentive Plan	For	Issuer	For	With
5	To approve the issuance of shares of our common stock in accordance with Nasdaq Listing Standard Rule 5635(d)	For	Issuer	For	With
6	To approve an amendment to our restated certificate of incorporation to effect an increase in the total number of our authorized shares from 255,000,000 to 355,000,000 and in the total number of authorized shares of common stock from 250,000,000 to 350,000,000	For	Issuer	For	With

AMYRIS, INC.

Ticker Symbol:AMRS	Cusip Number:03236M200
Record Date: 9/23/2019	Meeting Date: 11/19/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the four Class III directors nominated by our Board of Directors and named herein to serve on the Board for a three-year term	For	Issuer	For	With
2	To ratify the selection of Macias Gini & O'Connell LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019	For	Issuer	For	With
3	To approve the issuance of shares of our common stock issuable upon the exercise of warrants and conversion of preferred stock issued to Foris Ventures, LLC in accordance with Nasdaq Marketplace Rules 5635(b) and 5635(d)	For	Issuer	For	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/2/2020	Meeting Date: 2/26/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect to the Board of Directors the following seven nominees presented by the Board: James Bell, Tim Cook, Al Gore, Andrea Jung, Art Levinson, Ron Sugar, and Sue Wagner	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2020	For	Issuer	For	With
3	To vote on an advisory resolution to approve executive compensation	For	Issuer	For	With
4	To amend the company's "Proxy Access for Director Nominations" bylaw, and any other associated documents, to include the following changes or their equivalent for the purpose of increasing the potential number of nominees: The number of "Shareholder Nominees" eligible to appear in proxy materials shall be 20% of the directors then serving or 2, whichever is greater.	Against	Stockholder	Against	With
5	Request that the Board Compensation Committee prepare a report assessing the feasibility of integrating sustainability metrics into performance measures, performance goals or vesting conditions that may apply to senior executives under the Company's compensation incentive plans.	Against	Stockholder	Against	With
6	Request that the Board of Directors report annually to shareholders, at reasonable expense and excluding proprietary information, regarding the Company's policies on freedom of expression and access to information	Against	Stockholder	Against	With

CARRIZO OIL & GAS, INC.

Ticker Symbol:CRZO	Cusip Number:144577103
Record Date: 10/7/2019	Meeting Date: 11/14/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the Agreement and Plan of Merger, dated as of July 14, 2019, by and between Callon Petroleum Company and Carrizo	For	Issuer	For	With
2	To approve, on a non-binding advisory basis, the compensation that may be paid or become payable to Carrizo's named executive officers that is based on or otherwise relates to the merger	For	Issuer	For	With
3	To approve any motion to adjourn the special meeting, if necessary to solicit additional proxies if there are not sufficient votes of holders of our common stock to approve the Carrizo merger proposal at the time of the Carrizo special meeting	For	Issuer	For	With

IONIS PHARMACEUTICALS, INC.

Ticker Symbol:IONS	Cusip Number:462222100
Record Date: 4/6/2020	Meeting Date: 6/4/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect Joseph Wender, B. Lynne Parshall, Spencer Berthelsen, and Joan Herman to serve as Directors for a three-year term	For	Issuer	For	With
2	To approve an amendment and restatement of the Ionis Pharmaceuticals, Inc. 2002 Non-Employee Directors' Stock Option Plan to increase the aggregate number of shares of common stock authorized for issuance under such a plan	For	Issuer	For	With
3	To ratify amending the existing stock option and restricted stock unit awards of directors to adjust vesting	For	Issuer	For	With
4	To make an advisory vote on executive compensation	For	Issuer	For	With
5	To ratify the Audit Committee's selection of Ernst & Young LLP as independent auditors for our 2020 fiscal year	For	Issuer	For	With

MASTERCARD

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/20/2020	Meeting Date: 6/16/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the 14 nominees named in the proxy statement to serve on Mastercard's Board of Directors	For	Issuer	For	With
2	Advisory approval of Mastercard's executive compensation	For	Issuer	For	With
3	Ratification of the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for Mastercard for 2020	For	Issuer	For	With

NANOMETRICS INCORPORATED

Ticker Symbol:NANO	Cusip Number:630077105
Record Date: 9/3/2019	Meeting Date: 10/24/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the issuance of Nanometrics common stock to stockholders of Rudolph Technologies, Inc. pursuant to the Agreement and Plan of Merger, dated as of June 23, 2019	For	Issuer	For	With
2	To adopt the amended and restated certificate of incorporation of Nanometrics to increase the authorized shares of Nanometrics common stock from 47,000,000 shares of common stock to 97,000,000 shares of common stock	For	Issuer	For	With
3	To adopt the amended and restated certificate of incorporation of Nanometrics to provide that a director of Nanometrics will not be liable for monetary damages to Nanometrics or Nanometrics' stockholders for breach of fiduciary duties as a director	For	Issuer	For	With
4	To approve the adjournment of the Nanometrics special meeting to solicit additional proxies if there are not sufficient votes at the time of the Nanometrics special meeting to approve the Nanometrics share issuance proposal	For	Issuer	For	With

NEXGEN ENERGY LTD.

Ticker Symbol:NXE.TO	Cusip Number:65340P106
Record Date: 4/21/2020	Meeting Date: 6/11/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect the eight directors of the Company for the ensuing year	For	Issuer	For	With
2	To re-appoint KPMG LLP as independent auditor of the Company for the 2020 financial year and to authorize the directors to fix their remuneration	For	Issuer	For	With
3	To approve an ordinary resolution for the ratification, confirmation, and approval of the amendment and restatement of the Shareholder Rights Plan Agreement dated as of April 22, 2017 between the Company and Computershare Investor Services Inc.	For	Issuer	For	With

QUALCOMM INCORPORATED

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/13/2020	Meeting Date: 3/10/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect 10 directors to hold office until the next annual meeting of stockholders and until their respective successors have been elected and qualified	For	Issuer	For	With
2	To ratify the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 27, 2020	For	Issuer	For	With
3	To approve the amended and restated 2016 Long-Term Incentive Plan, including an increase in the share reserve by 75,500,000 shares	For	Issuer	For	With
4	To approve, on an advisory basis, our executive compensation	For	Issuer	For	With
5	To approve, on an advisory basis, the frequency of future advisory votes on our executive compensation	For	Issuer	For	With

RUDOLPH TECHNOLOGIES, INC.

Ticker Symbol:RTEC	Cusip Number:781270103
Record Date: 9/3/2019	Meeting Date: 10/24/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt the Agreement and Plan of Merger, dated as of June 23, 2019, by and among Nanometrics Incorporated	For	Issuer	For	With
2	To approve, on an advisory basis, the compensation that will or may be paid to Rudolph's named executive officers that is based on or otherwise relates to the transactions contemplated by the merger agreement	For	Issuer	For	With
3	To approve, on an advisory basis, the proposed increase in the authorized shares of Nanometrics common stock under the Nanometrics certificate of incorporation from 47,000,000 shares of common stock to 97,000,000 shares of common stock	For	Issuer	For	With
4	To approve the adjournment of the Rudolph special meeting to solicit additional proxies if there are not sufficient votes at the time of the Rudolph special meeting to approve the Rudolph merger agreement proposal	For	Issuer	For	With

SRC ENERGY

Ticker Symbol:SRCI	Cusip Number:78470V108
Record Date: 11/29/2019	Meeting Date: 1/13/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt and approve the Agreement and Plan of Merger, dated August 25, 2019 by and among PDC Energy Inc. and SRC and the merger of PDC and SRC pursuant to the merger agreement	For	Issuer	For	With
2	To approve, by a non-binding advisory vote, certain compensation that may be paid or become payable to SRC's named executive officers that is based on or otherwise relates to the merger contemplated by the merger agreement	For	Issuer	For	With
3	To approve the adjournment of the SRC special meeting, if necessary, to solicit additional proxies if there are not sufficient votes to approve the SRC merger proposal at the time of the SRC special meeting	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

Date: August 28, 2020

By Benjamin Bratt

* Benjamin Bratt

Chief Financial Officer

Date: August 28, 2020

*Print the name and title of each signing officer under his or her signature.